JPMORGAN TRUST I

J.P. Morgan Income Funds

JPMorgan Corporate Bond Fund

JPMorgan Emerging Markets Corporate Debt Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Income Fund

JPMorgan Short Duration Core Plus Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund

Prospectus dated July 1, 2018, as supplemented

JPMorgan Inflation Managed Bond Fund

Prospectus dated October 1, 2018, as supplemented

JPMorgan Floating Rate Income Fund

JPMorgan Global Bond Opportunities Fund

Prospectuses dated December 29, 2017, as supplemented

JPMorgan Emerging Markets Strategic Debt Fund

Prospectus dated March 1, 2018, as supplemented

J.P. Morgan International Equity Funds

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Europe Dynamic Fund (formerly,

JPMorgan Intrepid European Fund)

JPMorgan Global Research Enhanced Index Fund

JPMorgan Global Unconstrained Equity Fund

JPMorgan International Advantage Fund

(formerly, JPMorgan Intrepid International Fund)

JPMorgan International Equity Fund

JPMorgan International Equity Income Fund

JPMorgan International Unconstrained Equity Fund

Prospectus dated March 1, 2018, as supplemented

JPMorgan International Value Fund

Prospectus dated May 17, 2018, as supplemented

J.P. Morgan Funds

JPMorgan Global Allocation Fund

JPMorgan Income Builder Fund

JPMorgan Systematic Alpha Fund

JPMorgan Opportunistic Equity Long/Short Fund

Prospectuses dated March 1, 2018, as supplemented

J.P. Morgan Municipal Funds

JPMorgan High Yield Municipal Fund

(formerly, JPMorgan Tax Aware High Income Fund)

Prospectus dated November 1, 2018, as supplemented

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Equity Fund

JPMorgan Tax Aware Real Return Fund

Prospectus dated March 1, 2018, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Prospectus dated July 1, 2018, as supplemented

JPMorgan SmartRetirement® Funds

JPMorgan SmartRetirement Income Fund

JPMorgan SmartRetirement 2020 Fund

JPMorgan SmartRetirement 2025 Fund

JPMorgan SmartRetirement 2030 Fund

JPMorgan SmartRetirement 2035 Fund

JPMorgan SmartRetirement 2040 Fund

JPMorgan SmartRetirement 2045 Fund

JPMorgan SmartRetirement 2050 Fund

JPMorgan SmartRetirement 2055 Fund

JPMorgan SmartRetirement 2060 Fund

Prospectus dated November 1, 2018

JPMorgan SmartRetirement Blend® Funds

JPMorgan SmartRetirement Blend Income Fund

JPMorgan SmartRetirement Blend 2020 Fund

JPMorgan SmartRetirement Blend 2025 Fund

JPMorgan SmartRetirement Blend 2030 Fund

JPMorgan SmartRetirement Blend 2035 Fund

JPMorgan SmartRetirement Blend 2040 Fund

JPMorgan SmartRetirement Blend 2045 Fund

SUP-INVEST-R-1118

JPMorgan SmartRetirement Blend 2050 Fund

JPMorgan SmartRetirement Blend 2055 Fund

JPMorgan SmartRetirement Blend 2060 Fund

Prospectus dated November 1, 2018

J.P. Morgan U.S. Equity Fund

JPMorgan Diversified Fund

JPMorgan Equity Focus Fund

JPMorgan Growth and Income Fund

JPMorgan Hedged Equity Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Value Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Blend Fund

(formerly, JPMorgan Dynamic Small Cap Growth Fund)

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Small Company Fund

JPMorgan U.S. Research Enhanced Equity Fund

JPMorgan Value Advantage Fund

Prospectuses dated November 1, 2018, as supplemented

JPMORGAN TRUST II

J.P. Morgan Municipal Bond Funds

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

JPMorgan Municipal Income Fund

Prospectus dated July 1, 2018, as supplemented

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

Prospectus dated July 1, 2018, as supplemented

J.P. Morgan International Equity Funds

JPMorgan International Research Enhanced Equity Fund

Prospectus dated March 1, 2018, as supplemented

J.P. Morgan Investor Funds

JPMorgan Investor Balanced Fund

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Growth Fund

Prospectus dated November 1, 2018

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Enhanced Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

Prospectuses dated November 1, 2018, as supplemented

JPMORGAN TRUST III

J.P. Morgan Alternative Funds

JPMorgan Multi-Manager Alternatives Fund

Prospectus dated March 1, 2018, as supplemented

JPMORGAN TRUST IV

J.P. Morgan Income Funds

JPMorgan Flexible Long/Short Fund

JPMorgan High Yield Opportunities Fund

Prospectuses dated July 1, 2018, as supplemented

J.P. Morgan Funds

JPMorgan SmartSpending 2050 Fund

Prospectus dated November 1, 2018

J.P. Morgan International Equity Funds

JPMorgan Emerging Markets Research Enhanced Equity Fund

Prospectuses dated November 27, 2018

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Value Fund

Prospectus dated November 1, 2018, as supplemented

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

J.P. Morgan U.S. Equity Funds

JPMorgan Growth Advantage Fund

Prospectus dated November 1, 2018, as supplemented

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Funds

Undiscovered Managers Behavioral Value Fund

JPMorgan Realty Income Fund

Prospectus dated December 29, 2017, as supplemented

(Class R2, Class R3, Class R4, Class R5 and Class R6 Shares)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 28, 2018 to

the Prospectuses as dated above

Effective immediately, the following paragraph is added after the second paragraph of the “Investing with J.P. Morgan Funds — CHOOSING A SHARE CLASS” section of each prospectus:

Additional Information that Applies to All Accounts: If unable to verify your identity or that of any other person(s) authorized to act on your behalf, or if potentially criminal activity is identified, the Funds and the Distributor reserve the right to close your account or take such other action they deem reasonable or required by law.

Effective immediately, the following paragraph is added at the end of the “Investing with J.P. Morgan Funds — REDEEMING FUND SHARES — Additional Information Regarding Redemptions” section of each prospectus:

The Funds and their service providers may temporarily hold redemption proceeds from accounts maintained directly with the Funds if there is a reasonable belief that financial exploitation of a Specified Adult has occurred, is occurring, has been attempted, or will be attempted. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (A) a natural person age 65 and older; or (B) a natural person age 18 and older who the member reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests.

Effective December 31, 2018, the Group Retirement Plans definition in the “Glossary of Common Investment Terminology” section of each prospectus will be hereby deleted and replaced with the following:

Group Retirement Plans — Refers to employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans. To satisfy eligibility requirements, the plan must be a group plan (more than one participant), the shares cannot be held in a commission-based brokerage account and

•	Shares must be held at a plan level or

•	Shares must be held at the Fund level through an omnibus account of a retirement plan record-keeper.

Group Retirement Plans include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans, group annuity separate accounts offered to retirement plans, and non-qualified deferred compensation plans. Group Retirement Plans do not include traditional IRAs, Roth IRAs, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, KEOGHs, individual 401(k) or individual 403(b) plans.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES FOR FUTURE REFERENCE